Consolidated Statements of Other Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Mar. 26, 2016	Mar. 28, 2015	Mar. 29, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)		$ 5,438	$ (8,632)	$ (5,801)
Other comprehensive loss:
Foreign currency translation adjustments	[1],[2]	(666)	(2,359)	(2,006)
Total other comprehensive income (loss)		$ 4,772	$ (10,991)	$ (7,807)

[1]	Item that may be reclassified to the Statement of Operations in future periods
[2]	The change in cumulative translation adjustments is not due to reclassifications out of accumulated other comprehensive income (loss).